SIGNIFICANT ACCOUNTING POLICIES - Account Receivable Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Accounts receivable	¥ 537,084	¥ 298,038	$ 84,280
Company A | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable		59,987
Company B | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable		108,422
Company C | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable		168,409
Customer Concentration Risk | Major Customers | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 383,386	¥ 168,409
Concentration risk, percentage	71.40%	56.50%
Customer Concentration Risk | Company A | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 87,825
Concentration risk, percentage	16.40%
Customer Concentration Risk | Company B | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 26,101	¥ 59,987
Concentration risk, percentage	4.90%	20.10%
Customer Concentration Risk | Company C | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 269,460	¥ 108,422
Concentration risk, percentage	50.10%	36.40%